Stock Option and Incentive Plan - Summary of Option Activity (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2019 $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Share Options, Outstanding, Beginning Balance | shares	6,418
Number of Share Options, Granted | shares	1,975
Number of Share Options, Exercised | shares	(874)
Number of Share Options, Forfeited | shares	(682)
Number of Share Options, Outstanding, Ending Balance | shares	6,837
Number of Share Options, Exercisable | shares	2,899
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 54.76
Weighted Average Exercise Price, Granted | $ / shares	60.04
Weighted Average Exercise Price, Exercised | $ / shares	47.41
Weighted Average Exercise Price, Forfeited | $ / shares	60.52
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	56.65
Weighted Average Exercise Price, Exercisable | $ / shares	$ 50.60